Staff (Tables)	12 Months Ended
Dec. 31, 2019
Staff
Schedule of Staff

	2019	2018
Total employees (average)	180	141
Full-time	154	122
With academic degree	30	29

By business segments
Production	16	13
Research & Development	5	4
Clinical and regulatory tasks	16	12
Marketing and sales	73	70
Quality management	9	7
Management, business development, finance, HR and administration	58	35

By countries
Germany	89	75
USA	80	56
Spain	8	7
United Kingdom	3	3